Supplementary Financial Statement Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Research and development expenses - net
Payroll and related expenses	$ 2,259	$ 1,317	$ 593
Research and development services	2,682	874	298
Materials	454	363	195
Patent-related expenses	120	242	219
Share Based Compensation	607	862	123
Depreciation	198	121	83
Other	486	476	180
Research and development expenses, gross	6,806	4,255	1,691
Israel Innovation Authority participation in research and development costs and royalties payable	(1,082)
Research and development expenses - net	5,724	4,255	1,691
General and administrative expenses
Payroll expenses and management fees	569	343	189
Compensation to directors	526	182	176
Professional fees	725	208	70
Office maintenance and office expenses	145	96	16
Insurance	243	11	7
Share Based Compensation	203	147	(2)
Other	484	57	24
General and administrative expenses	2,895	1,044	480
Financial income
Interest income	238	138	37
Exchange differences, net		790
Net change in fair value warrants		132
Financial income	238	1,060	37
Financial expenses
Issuance expenses related to warrants			19
Exchange differences, net	945		350
Net change in fair value warrants	51
Bank commissions	7	3	1
Financial expenses	$ 1,003	$ 3	$ 370